BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 541,194	$ 466,833
Prepaid Assets	126,455	306,041
Investment in Brand Contracts, at Fair Value	8,902,342
Total Assets	9,569,991	772,874
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Parent	6,191
Total Liabilities	6,191
Commitments and Contingencies
Contributed Capital
Additional Paid in Capital	17,107,604	5,388,192	1,053,023
Accumulated Deficit	(7,553,898)	(4,625,318)	(1,063,023)
Total stockholders' equity	9,563,800	772,874
Total liabilities and stockholders' equity	9,569,991	772,874
Platform Common
Contributed Capital
Common stock value	10,000	10,000	10,000
Fantex Series Vernon Davis Convertible Tracking Stock
Contributed Capital
Common stock value	42
Fantex Series EJ Manuel Convertible Tracking Stock
Contributed Capital
Common stock value	$ 52